Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of effective statutory rate and provision for income taxes
	2020	2019
Income tax benefit at U.S. statutory rate	$(931,233)	$(1,520,555)
Non-deductible expenses	457,894	1,057,052
Change in valuation allowance	473,339	463,503
Total provision for income tax	$-	$-

Schedule of the net deferred tax asset
Deferred Tax Asset:	December 31, 2020	December 31, 2019
Net operating loss carryforward	$1,335,867	$862,528
Total deferred tax asset before valuation allowance	1,335,867	862,528
Valuation allowance	(1,335,867)	(862,528)
Net deferred tax asset	$-	$-